UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ   07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2004

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND September 30, 2004

Investments	Shares	U.S. $ Value (000)

COMMON STOCKS 97.02%

Australia 1.44%
Qantas Airways Ltd.	184,145	$460
Zinifex Ltd.*	316,342	481
Total		941

Austria 1.11%
Bank Austria Creditanstalt	7,860	557
Erste Bank Der
Oesterreichische Sparkasse	4,103	171
Total		728

Bermuda 0.95%
Tyco Int’l. Ltd.	20,300	622

Brazil 0.58%
Companhia de Bebidas das
Americas-Pr ADR^	16,800	376

Canada 1.24%
Barrick Gold Corp.	10,800	227
Nortel Networks Corp.*	62,200	212
Opti Canada, Inc.*	24,900	374
Total		813

China 0.13%
China Telecom Corp. Ltd.-H	258,100	84

Czech Republic 0.59%
Komercni Banka AS	3,473	387

Denmark 0.45%
Tele Danmark AS^	8,300	294

Finland 1.24%
Nokia Oyj	13,400	184
Stora Enso Oyj-R Shares	23,200	314
UPM-Kymmene Oyj	16,500	314
Total		812

France 6.51%
AXA	19,496	$394
BNP Paribas S.A.^	6,980	451
Credit Agricole S.A.^	16,341	446
France Telecom S.A.^	5,651	141
Lafarge S.A.^	3,396	297
Sanofi-Aventis^	9,535	691
Schneider Electric S.A.^	8,339	539
Thomson	14,552	305
Total S.A.^	3,009	613
Vinci S.A.^	3,328	383
Total		4,260

Germany 1.50%
BASF AG	11,004	649
Deutsche Telekom AG
Registered Shares*	17,754	329
Total		978

Hong Kong 0.60%
Texwinca Holdings Ltd.	462,500	392

Israel 0.69%
Teva Pharmaceutical Industries
Ltd. ADR	17,400	452

Italy 1.50%
Saipem S.p.A.	22,022	247
Telecom Italia S.p.A.^	143,382	443
Telecom Italia (RNC) S.p.A.	128,329	294
Total		984

Japan 7.21%
Bank of Yokohama Ltd. (The)	74,000	398
Canon, Inc.	7,900	371
Credit Saison Co. Ltd.	14,300	440
East Japan Railway Co.^	54	279
Electric Power Development Co.*	300	7
Fanuc Ltd.	3,900	205
Konica Minolta Holdings, Inc.^	33,000	451

See Notes to Schedule of Investments.

Investments	Shares	U.S. $ Value (000)

Lawson, Inc.^	10,600	$368
Mitsubishi Tokyo Financial Group, Inc.	27	225
NGK Insulators Ltd.^	52,400	441
Sumitomo Corp.	68,000	506
Takefuji Corp.	8,740	559
Yamanouchi Pharmaceutical Co., Ltd.^	14,400	465
Total		4,715

Netherlands 1.94%
IHC Caland, N.V.	6,966	361
ING Groep N.V. CVA	20,517	518
Royal Dutch Petroleum Co.	3,539	182
Unilever N.V.	3,604	207
Total		1,268

Singapore 0.43%
DBS Group Holdings Ltd.	29,600	281

South Korea 0.74%
KT&G Corp.	8,100	214
Samsung Electronics Co., Ltd.	671	267
Total		481

Spain 1.76%
ACS, Actividades
de Construccion y Servicios, S.A.	32,337	589
Gestevision Telecinco S.A.*^	31,072	562
Total		1,151

Sweden 1.90%
Atlas Copco AB-A Shares^	12,800	492
Ericsson ADR*	8,500	265
Skandia Forsakrings AB	122,500	485
Total		1,242

Switzerland 2.50%
Nestle S. A. Registered Shares	917	210
Novartis AG Registered Shares	12,291	573
Roche Holding AG	2,327	240
UBS AG Registered Shares	8,679	611
Total		1,634

Taiwan 0.81%
Chinatrust Financial Holding Co., Ltd.	250,000	$269
Mediatek, Inc.	16,533	111
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,654	148
Total		528

United Kingdom 8.57%
BP plc	33,728	322
British Aerospace North America plc	113,038	460
Cadbury Schweppes plc	38,896	299
Diageo plc	23,339	291
GlaxoSmithKline plc	22,990	496
HSBC Holdings plc	28,656	455
National Grid Transco plc	45,913	387
Prudential plc	44,651	364
Reed Elsevier plc	53,049	466
Royal Bank of Scotland Group plc	14,918	431
Tesco plc	104,508	539
Tullow Oil plc	106,000	276
Virgin Mobile Holdings (UK) plc*	49,167	155
Vodafone Group plc	278,853	667
Total		5,608

United States 52.63%
Abbott Laboratories	9,300	394
Alcoa, Inc.	12,400	417
American Express Co.	4,800	247
American Int’l. Group, Inc.	12,700	863
Amgen, Inc.*	3,200	181
Apple Computer, Inc.*	11,300	438
Archer-Daniels-Midland Co.	14,500	246
Baker Hughes, Inc.	12,900	564
Bank of America Corp.	9,150	396
Bank of New York Co., Inc.	12,200	356
Baxter Int’l., Inc.	11,500	370
Cardinal Health, Inc.	6,900	302
CIGNA Corp.	4,100	286
Cisco Systems, Inc.*	15,300	277
Citigroup, Inc.	17,800	785

See Notes to Schedule of Investments.

Investments	Shares	U.S. $ Value (000)

Clear Channel Communications, Inc.	13,900	$433
Comcast Corp. Class A*	20,400	570
Corning, Inc.*	22,600	250
CSX Corp.	9,300	309
CVS Corp.	4,900	206
Deere & Co.	14,700	949
Dell, Inc.*	5,200	185
E.I. du Pont de Nemours & Co.	8,700	372
Eaton Corp.	8,200	520
eBay, Inc.*	3,300	303
Eli Lilly & Co.	2,400	144
EMC Corp.*	61,000	704
Emerson Electric Co.	4,500	279
Exxon Mobil Corp.	36,500	1,764
Gap, Inc. (The)	24,000	449
Genentech, Inc.*	3,000	157
General Electric Co.	23,500	789
Gillette Co.	9,100	380
Hartford Financial Group, Inc.	3,700	229
Illinois Tool Works, Inc.	3,900	363
Intel Corp.	13,640	274
International Paper Co.	15,300	618
Johnson & Johnson	4,900	276
JPMorgan Chase & Co.	26,032	1,034
Kellogg Co.	8,500	363
Kraft Foods, Inc. Class A	18,535	588
Kroger Co.*	16,500	256
Mellon Financial Corp.	18,800	521
Merck & Co., Inc.	9,200	304
Merrill Lynch & Co., Inc.	8,300	413
Microsoft Corp.	25,800	713
Monsanto Co.	7,800	284
Motorola, Inc.	51,100	922
Newmont Mining Corp.	10,600	483
NIKE, Inc. Class B	4,800	378
Parker Hannifin Corp.	4,900	288
PepsiCo, Inc.	13,900	676
Pfizer, Inc.	16,800	514
Praxair, Inc.	12,900	551
Procter & Gamble Co. (The)	5,200	$281
QUALCOMM, Inc.	5,400	211
SBC Communications, Inc.	13,600	353
Schering-Plough Corp.	32,600	621
Schlumberger Ltd.	9,300	626
Solectron Corp.*	48,700	241
St. Paul Travelers Cos., Inc. (The)	7,100	235
Target Corp.	10,600	480
Teradyne, Inc.*	9,000	121
Tribune Co.	11,000	453
U.S. Bancorp	6,600	191
Union Pacific Corp.	6,400	375
United Parcel Service, Inc. Class B	5,000	380
UnitedHealth Group, Inc.	2,200	162
Verizon Communications, Inc.	19,300	760
Viacom, Inc. Class B	14,600	490
Wachovia Corp.	10,200	479
Walt Disney Co. (The)	32,100	724
Waste Management, Inc.	11,100	303
Wells Fargo & Co.	6,400	382
Wyeth	17,100	640
Xerox Corp.*	42,200	594
Yahoo!, Inc.*	6,400	217
Zimmer Holdings, Inc.*	2,100	166
Total		34,418

Total Common Stocks (cost $63,244,485)		63,449

See Notes to Schedule of Investments.

Investments	Shares	U.S. $ Value (000)

SHORT-TERM INVESTMENTS 12.78%

Collateral for Securities on Loan 9.51%
State Street Navigator Securities Lending Prime Portfolio, 1.64%(a)	6,218,313	$6,218

	Principal
	Amount
	(000)
Repurchase Agreement 3.27%
Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $2,070,000 of United States Treasury Note at 2.00% due 1/15/2014; value: $2,185,191; proceeds: $2,140,624	$2,141	2,141

Total Short-Term Investments (cost $8,358,851)		8,359

Total Investments in Securities 109.80% (cost $71,603,336)		71,808
Liabilities in Excess of Cash and Other Assets (9.80%)		(6,407)
Net Assets 100.00%		$65,401

*	Non-income producing security.
^

Security (or a portion of security) on loan. As of September 30, 2004, the value of securities loaned for the Fund is $5,930,742. These loans are collateralized by cash of $6,218,313, which is invested in a restricted money market account.

(a)	Rate shown reflects 7 day yield as of September 30, 2004.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

Securities presented by industry:
Aerospace & Defense	0.70%
Agricultural Products	0.38%
Air Freight & Couriers	0.58%
Airlines	0.70%
Aluminum	0.64%
Apparel Retail	0.69%
Asset Management & Custody Banks	1.34%
Banks	7.83%
Biotechnology	0.52%
Brewers	0.58%
Broadcasting & Cable TV	2.39%
Collateral for Securities on Loan	9.51%
Computer Hardware	0.95%
Computer Storage & Peripherals	1.25%
Construction & Engineering	1.49%
Construction & Farm Machinery	1.45%
Construction Materials	0.45%
Consumer Electronics	0.47%
Consumer Finance	1.91%
Distillers & Vintners	0.45%
Diversified Capital Markets	2.52%
Diversified Chemicals	1.56%
Diversified Financial Services	1.99%
Diversified Metals & Mining	0.74%
Drug Retail	0.32%
Electric Utilities	0.01%
Electrical Components & Equip	1.25%
Electronic Manufacturing Services	0.37%
Environmental Services	0.46%
Fertilizers & Agriculture Chemicals	0.43%
Food Retail	1.78%
Footwear	0.58%
General Merchandise Stores	0.73%
Gold	1.09%
Healthcare Distribution & Services	0.46%
Healthcare Equipment	0.82%
Household Products	0.43%
Industrial Conglomerates	2.16%
Industrial Gases	0.84%
Industrial Machinery	3.53%
Integrated Oil & Gas	4.98%
Integrated Telecommunication	4.12%
Internet Retail	0.46%
Internet Software & Services	0.33%
Investment Banking & Brokerage	0.63%
Life & Health Insurance	1.30%
Managed Healthcare	0.68%
Movies & Entertainment	1.86%
Multi-Line Insurance	2.27%
Multi-Utilities	0.59%
Office Electronics	2.17%
Oil & Gas Equipment & Services	2.75%
Oil & Gas Exploration & Production	0.42%
Packaged Foods	2.55%
Paper Products	1.91%
Personal Products	0.58%
Pharmaceuticals	8.88%
Property & Casualty Insurance	0.36%
Publishing & Printing	1.40%
Railroads	1.47%
Regional Banks	0.61%
Repurchase Agreement	3.27%
Semiconductor & Semiconductor Equipment	1.05%
Semiconductor Equipment	0.18%
Soft Drinks	1.03%
Systems Software	1.09%
Telecommunications Equipment	3.55%
Textiles	0.60%
Tobacco	0.33%
Trading Companies & Distributors	0.77%
Wireless Telecommunication Services	1.26%
Total	109.80%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL INCOME FUND September 30, 2004

Investments	Interest Rate	Maturity Date	Principal Amount in Local Currency (000)		US $ Value

LONG-TERM INVESTMENTS 98.22%

FOREIGN NOTES & BONDS 58.62%

Australia 0.18%
Australian Government(a)	7.50%	7/15/2005	AUD	158	$116,474

Brazil 0.35%
Republic of Brazil, Federal	10.50%	7/14/2014	USD	200	223,200

Canada 1.34%
Government of Canada(a)	5.50%	6/1/2010	CAD	577	485,974
Shaw Communications, Inc.	7.25%	4/6/2011	USD	100	109,250
Shaw Communications, Inc.(a)	7.50%	11/20/2013	CAD	200	162,848
Telus Corp.	8.00%	6/1/2011	USD	85	99,729
Total					857,801

Denmark 0.48%
Kingdom of Denmark(a)	4.00%	8/15/2008	DKK	1,800	308,917

Ecuador 0.01%
Republic of Ecuador +	8.00%#	8/15/2030	USD	10	8,200

France 1.86%
France Telecom S.A.	9.25%	3/1/2031	USD	185	246,002
French Treasury Note BTAN(a)	4.50%	7/12/2006	EUR	735	943,231
Total					1,189,233

Germany 23.43%
Bundesrepublik Deutschland(a)	4.25%	11/26/2004	EUR	2,010	2,503,767
Bundesrepublik Deutschland(a)	4.25%	2/15/2008	EUR	1,633	2,111,309
Bundesrepublik Deutschland(a)	5.00%	2/17/2006	EUR	1,410	1,810,917
Bundesrepublik Deutschland(a)	4.25%	1/4/2014	EUR	1,250	1,588,080
Bundesrepublik Deutschland(a)	4.75%	7/4/2028	EUR	39	49,307
Bundesrepublik Deutschland(a)	4.75%	7/4/2034	EUR	1,010	1,277,693
Bundesrepublik Deutschland(a)	5.25%	1/4/2011	EUR	969	1,316,392
Bundesrepublik Deutschland(a)	5.375%	1/4/2010	EUR	250	340,380

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount in Local Currency (000)		US $ Value

Kreditanstalt fur Wiederaufbau(a)	4.25%	7/4/2014	EUR	2,300	$2,894,898
Kreditanstalt fur Wiederaufbau(a)	5.625%	11/27/2007	EUR	835	1,120,658
Total					15,013,401

Greece 0.61%
Hellenic Republic(a)	5.25%	5/18/2012	EUR	290	391,991

Ireland 0.43%
Eircom Funding ^	8.25%	8/15/2013	USD	250	275,000

Italy 2.70%
Buoni Poliennali Del Tesoro(a)	6.00%	5/1/2031	EUR	1,175	1,732,612

Japan 10.86%
Japan - 58 (20 Year Issue)(a)	1.90%	9/20/2022	JPY	36,000	324,939
Japan - 190 (10 Year Issue)(a)	2.90%	12/20/2006	JPY	172,000	1,654,949
Japan - 199 (10 Year Issue)(a)	2.20%	12/20/2007	JPY	73,000	702,555
Japan - 230 (10 Year Issue)(a)	1.60%	3/21/2011	JPY	196,950	1,864,877
Japan - 237 (10 Year Issue)(a)	1.50%	3/20/2012	JPY	66,900	624,515
Japan Finance Corp. for Municipal Enterprises(a)	1.55%	2/21/2012	JPY	191,000	1,785,314
Total					6,957,149

Luxembourg 0.86%
Gazprom Int’l. S.A. +	7.201%	2/1/2020	USD	230	233,450
Telecom Italia Capital S.A.+(b)	4.00%	1/15/2010	USD	100	99,361
Telecom Italia Capital S.A. +	5.25%	11/15/2013	USD	215	219,451
Total					552,262

Mexico 0.20%
United Mexican States, MTN	6.75%	9/27/2034	USD	135	130,005

Netherlands 5.86%
Netherlands Government(a)	3.00%	7/15/2006	EUR	3,000	3,754,366

Other 3.88%
European Investment Bank, MTN(a)	2.125%	9/20/2007	JPY	74,000	705,457

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount in Local Currency (000)		US $ Value

European Investment Bank, MTN(a)	3.00%	9/20/2006	JPY	186,000	$1,778,576
Total					2,484,033

Romania 0.60%
Romania Government(a)	10.625%	6/27/2008	EUR	250	381,749

Sweden 0.59%
Swedish Government(a)	8.00%	8/15/2007	SEK	2,425	375,629

United Kingdom 4.38%
European Investment Bank(a)	6.25%	12/7/2008	GBP	657	1,243,336
United Kingdom Treasury(a)	4.00%	3/7/2009	GBP	111	194,973
United Kingdom Treasury(a)	5.00%	9/7/2014	GBP	87	159,654
United Kingdom Treasury(a)	6.00%	12/7/2028	GBP	300	646,531
United Kingdom Treasury(a)	9.00%	7/12/2011	GBP	249	558,930
Total					2,803,424
Total Foreign Notes & Bonds (cost $33,625,954)					37,555,446

UNITED STATES NOTES & BONDS 39.60%

Altria Group, Inc.	7.00%	11/4/2013	USD	31	32,399
American Express Credit 2001-3 A	1.89%#	10/15/2008	USD	500	501,241
American Standard Cos., Inc.	7.625%	2/15/2010	USD	100	113,750
AT&T Broadband Corp.	8.375%	3/15/2013	USD	80	97,032
AT&T Broadband Corp.	9.455%	11/15/2022	USD	100	134,366
Citibank Credit Card Master 1999-7 A	6.65%	11/15/2006	USD	150	151,004
Comed Transitional Funding 1998-1 A5	5.44%	3/25/2007	USD	146	147,577
Corn Products Int’l., Inc.	8.45%	8/15/2009	USD	125	143,750
Corning, Inc.	5.90%	3/15/2014	USD	30	29,473
Credit Suisse First Boston 1998-C2 A1	5.96%	11/11/2030	USD	596	615,178
Dow Chemical Co. (The)	5.97%	1/15/2009	USD	127	136,558
Dun & Bradstreet Corp. (The)	6.625%	3/15/2006	USD	237	246,747
Federal Gold Home Loan Mortgage Corp.	5.00%	TBA	USD	320	316,900

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount in Local Currency (000)		US $ Value

Federal Gold Home Loan Mortgage Corp.	5.50%	TBA	USD	175	$180,742
Federal Gold Home Loan Mortgage Corp.	6.00%	TBA	USD	250	258,203
Federal Home Loan Mortgage Corp.(a)	4.75%	1/15/2013	EUR	151	197,025
Federal Home Loan Mortgage Corp. B13801	4.50%	4/1/2019	USD	653	651,716
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	USD	224	223,399
Federal Home Loan Mortgage Corp. B15776	5.00%	7/1/2019	USD	1,290	1,312,269
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	USD	186	197,412
Federal Home Loan Mortgage Corp. G01658	5.00%	2/1/2034	USD	319	317,410
Federal National Mortgage Assoc.	4.75%	2/21/2013	USD	3,041	3,019,129
Federal National Mortgage Assoc.	5.50%	3/1/2034	USD	1,195	1,212,681
Federal National Mortgage Assoc.	5.50%	5/1/2034	USD	415	421,140
Federal National Mortgage Assoc.	5.50%	9/1/2034	USD	220	223,254
Federal National Mortgage Assoc.	6.125%	3/15/2012	USD	1,411	1,574,377
Federal National Mortgage Assoc.	6.50%	2/1/2028	USD	544	572,111
Federal National Mortgage Assoc.	6.50%	TBA	USD	495	519,286
Federal National Mortgage Assoc.	6.625%	11/15/2030	USD	195	228,070
Federal National Mortgage Assoc.	7.25%	1/15/2010	USD	275	319,261
Ford Credit Auto Owner Trust 2003-A A2A	1.62%	8/15/2005	USD	29	28,968
Ford Motor Credit Co.	6.875%	2/1/2006	USD	1,045	1,093,858
Fort James Corp.	6.875%	9/15/2007	USD	210	224,700
General Electric Co.	5.00%	2/1/2013	USD	224	230,761
General Mills, Inc.	5.125%	2/15/2007	USD	100	104,206
GMAC Mortgage Corp.	8.00%	11/1/2031	USD	125	129,739
Goldman Sachs Group, Inc. (The)	6.875%	1/15/2011	USD	245	277,036
Greenwich Capital Commercial Funding 2004-GG1 A7	5.317%	6/10/2036	USD	260	271,128
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	USD	85	98,788
Hilton Hotels Corp.	8.25%	2/15/2011	USD	70	83,038
Household Finance Corp.	7.00%	5/15/2012	USD	150	171,924
Int’l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	USD	150	157,920

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount in Local Currency (000)		US $ Value

Kansas City Power & Light Co.	7.125%	12/15/2005	USD	500	$527,065
KFW Int’l. Finance Inc.(a)	6.00%	12/7/2028	GBP	162	333,938
Kinder Morgan Energy Partners, L.P.	7.75%	3/15/2032	USD	18	21,373
Lubrizol Corp. (The)	5.50%	10/1/2014	USD	100	99,505
MBNA Master Credit Card Trust 2000-A A	7.35%	7/16/2007	USD	510	520,265
MBNA Master Credit Card Trust 2000-C A	1.92%#	7/15/2007	USD	340	340,409
Morgan Stanley Capital 2004-HQ3 A4	4.80%	1/13/2041	USD	380	381,840
New ASAT (Finance) Ltd. +	9.25%	2/1/2011	USD	100	84,500
Niagara Mohawk Power Corp.	5.375%	10/1/2004	USD	90	90,000
Pfizer Inc.(a)	0.80%	3/18/2008	JPY	88,000	806,680
Phelps Dodge Corp.	8.75%	6/1/2011	USD	45	54,862
Quest Diagnostics Inc.	7.50%	7/12/2011	USD	125	145,118
Qwest Communications Int’l., Inc.+	7.25%	2/15/2011	USD	70	66,675
Scholastic Corp.	5.75%	1/15/2007	USD	150	157,276
SLM Student Loan Trust 2002-2 A1	1.69%#	10/25/2010	USD	109	109,326
Sprint Capital Corp.	8.375%	3/15/2012	USD	100	121,287
Time Warner Inc.	6.125%	4/15/2006	USD	50	52,294
Time Warner Inc.	7.625%	4/15/2031	USD	120	138,544
Trinity Industries, Inc.	6.50%	3/15/2014	USD	60	59,400
U.S. Treasury Bond	5.25%	2/15/2029	USD	1,813	1,888,000
U.S. Treasury Note	4.875%	2/15/2012	USD	1,162	1,238,711
U.S. Treasury Note	5.625%	5/15/2008	USD	200	217,555
U.S. Treasury Strips	Zero Coupon	8/15/2020	USD	1,182	533,934
UnitedHealth Group Inc.	3.375%	8/15/2007	USD	119	119,240
Verizon Global Funding Corp.	7.25%	12/1/2010	USD	170	196,261
Viacom Inc.	6.625%	5/15/2011	USD	90	100,073
Total United States Notes & Bonds (cost $24,719,126)					25,369,657

Total Long-Term Investments (cost $58,345,080)					$62,925,103

See Notes to Schedule of Investments.

Investments	Shares (000)		US $ Value

SHORT-TERM INVESTMENTS 2.00%

Collateral for Securities on Loan 0.45%
State Street Navigator Securities Lending Prime Portfolio, 1.64%(c)	USD	284	$283,750

	Principal Amount in Local Currency (000)

Repurchase Agreement 1.55%

Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $920,000 of Federal National Mortgage Assoc. at 5.75% due 1/15/2012; value: $1,017,446; proceeds: $994,094	USD	994	994,054
Total Short-Term Investments (cost $1,277,804)			1,277,804

Total Investments in Securities 100.22% (cost $59,622,884)			64,202,907
Liabilities in Excess of Cash and Other Assets (.22%)			(139,796)
Net Assets 100.00%			$64,063,111

+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
^

Security (or a portion of security) on loan. As of September 30, 2004, the value of securities loaned for the Fund is $276,328. These loans are collateralized by cash of $283,750, which is invested in a restricted money market account,

#	Variable rate security. The interest rate represents the rate at September 30, 2004.
(a)	Investment in non-U.S. dollar denominated securities (58.02% of total investments). The remaining securities (41.98% of total investments) are invested in U.S. dollar denominated securities.
(b)	Securities purchased on a when-issued basis.
(c)	Rate shown reflects 7 day yield as of September 30, 2004.
MTN	Medium-Term Note.
TBA

To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

See Notes to Schedule of Investments.

Forward Foreign Currency Contracts open as of September 30, 2004:

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation

JPY	12/9/2004	114,000,000	$1,045,871	$1,038,507	$7,364

Total Forward Foreign Currency Sale Contracts			$1,045,871	$1,038,507	$7,364

See Notes to Schedule of Investments.

Securities Presented By Industry:

Agency	9.11%
Banking	7.30%
Building Materials	0.18%
Chemicals	0.37%
Collateral for Securities on Loan	0.44%
Consumer-Products	0.25%
Diversified Capital Goods	0.09%
Electric-Integrated	1.32%
Electronics	0.18%
Energy - Exploration & Production	0.36%
Food - Wholesale	0.39%
Foreign Sovereign	24.61%
Forestry/Paper	0.35%
Gaming	0.15%
Government Guaranteed	7.73%
Health Services	1.67%
Hotels	0.13%
Integrated Energy	0.03%
Investments & Misc Financial Services	24.70%
Media - Broadcast	0.16%
Media - Cable	0.17%
Media - Diversified	0.30%
Media - Services	0.25%
Metals/Mining Excluding Steel	0.09%
Mortgage Backed	2.96%
Printing & Publishing	0.25%
Repurchase Agreement	1.55%
Sovereign	12.25%
Supranational	1.10%
Telecom - Fixed Line	0.34%
Telecom - Integrated/Services	1.39%
Tobacco	0.05%
Total	100.22%

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law on February 23, 1988.

Global Equity Fund’s investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund’s investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds’ records at the rate prevailing when recorded.

(d)   Forward Foreign Currency Exchange Contracts–The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)   Securities Lending–Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company.  The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Company’s securities if the borrower defaults.

(f)    Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon disposition of the securities.

(g)   Mortgage Dollar Rolls -Global Income may enter into mortgage dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.  However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account, until the settlement date, cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Fund’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed.

(h)   When-Issued or Forward Transactions- Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.     FEDERAL TAX INFORMATION

As of September 30, 2004, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Global Equity Fund	Global Income Fund
Tax cost	$71,603,336	$59,622,884
Gross unrealized gain	3,437,903	4,692,277
Gross unrealized loss	(3,233,735)	(112,253)
Net unrealized security gain	$204,168	$4,580,024

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.     INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful.  They may lower a fund’s return or result in significant losses.  These factors can affect Fund performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of November 18, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                           LORD ABBETT GLOBAL FUND, INC.

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 18, 2004

_____________________________

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 18, 2004